Prepaid Expenses and other current assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Prepaid inventory	$ 96,000		$ 96,000		$ 104,000	$ 44,000
Prepaid expenses					104,000
Research and development	$ 239,000	$ 330,000	$ 684,000	$ 704,000	1,226,000	$ 1,080,000
GRDG Sciences, LLC. [Member]
Defined Benefit Plan Disclosure [Line Items]
Research and development					$ 43,000